NOTE 19 - COMMITMENTS AND CONTINGENCIES - Schedule of Real Estate Properties (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Real Estate Properties [Line Items]
Purchase price	$ 2,120,000
Net escrow balance	400,476
Additional rents/fees paid to extend closing date	9,808
Property 1 [Member]
Real Estate Properties [Line Items]
Purchase price	820,000
Closing date	2015-03-31
Net escrow balance	55,000
Date escrow opened	2014-06-28
Additional rents/fees paid to extend closing date	9,808
Property 2 [Member]
Real Estate Properties [Line Items]
Purchase price	1,300,000
Closing date	2015-03-30
Net escrow balance	50,000
Date escrow opened	2014-10-17
Property 3 [Member]
Real Estate Properties [Line Items]
Purchase price	0
Net escrow balance	265,400
Date escrow opened	2014-07-21
Additional rents/fees paid to extend closing date	0
Escrow deposits to be refunded [Member]
Real Estate Properties [Line Items]
Net escrow balance	$ 30,076